Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported	Retroactive Application of Recapitalization	Series A Redeemable Stock	Series A Redeemable Stock Previously Reported	Series A Redeemable Stock Retroactive Application of Recapitalization	Series B Redeemable Stock	Series B Redeemable Stock Previously Reported	Series B Redeemable Stock Retroactive Application of Recapitalization	Series A	Series A Previously Reported	Series A Retroactive Application of Recapitalization	Common Stock	Common Stock Previously Reported	Common Stock Retroactive Application of Recapitalization	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive Application of Recapitalization	Retained Earnings	Retained Earnings Previously Reported	Non-Controlling Interests	Non-Controlling Interests Previously Reported	Redeemable Non controlling Interest	Redeemable Non controlling Interest Previously Reported
BEGINNING BALANCE at Jun. 30, 2019	$ 117,272	$ 49,567	$ 67,705							$ 0	$ 2,364	$ (2,364)	$ 0	$ 0	$ 0	$ 79,849	$ 9,780	$ 70,069	$ 37,734	$ 37,734	$ (311)	$ (311)
BEGINNING BALANCE (in Shares) at Jun. 30, 2019										0	2,494,038	2,494,038	26,460,375	0	26,460,375
TEMPORARY EQUITY, BEGINNING BALANCE at Jun. 30, 2019				$ 0	$ 29,968	$ 29,968	$ 0	$ 37,737	$ 37,737
TEMPORARY EQUITY, BEGINNING BALANCE (in Shares) at Jun. 30, 2019				0	19,426,551	19,426,551	0	4,539,786	4,539,786
Redeemable Non-Controlling Interest Beginning Balance at Jun. 30, 2019																							$ 1,257	$ 1,257
Accretion on redeemable stock																12,802			(12,802)
Stock-based compensation expense	289															289
Temporary equity, Net income (loss)																							125
Net income (loss)	(9,825)																		(9,741)		(84)
Redeemable Non-Controlling Interest Ending Balance at Jun. 30, 2020	1,382																						1,382
TEMPORARY EQUITY, ENDING BALANCE at Jun. 30, 2020				$ 0			$ 0
TEMPORARY EQUITY, ENDING BALANCE (in Shares) at Jun. 30, 2020				0			0
ENDING BALANCE at Jun. 30, 2020	107,736									$ 0			$ 0			92,940			15,191		(395)
ENDING BALANCE (in Shares) at Jun. 30, 2020										0			26,460,375
Accretion on redeemable stock	0															25,061			(25,061)
Issuance of Series A Stock in business combination	25,831															25,831
Issuance of Series A Stock in business combination, share													2,589,503
Conversion of Convertible Promissary Note	4,818															4,818
Conversion of Convertible Promissary Note, Share													668,164
Purchase of Series B redeemable Stock	(32,000)															(32,000)
Purchase of Series B redeemable Stock, Share													(2,889,786)
Merger and PIPE Financing Cost	$ 248,691															248,691
Merger and PIPE Financing Cost, Share	33,633,355												33,633,355
Earnout Arrangement	$ 0															0
Stock-based compensation expense	3,334															3,334
Adjustments to Additional Paid In Capital, Settlement of Stock Options	(7,943)															(7,943)
Temporary equity, Net income (loss)																							300
Net income (loss)	9,788																		9,870		(82)
Redeemable Non-Controlling Interest Ending Balance at Jun. 30, 2021	1,682																						$ 1,682
TEMPORARY EQUITY, ENDING BALANCE at Jun. 30, 2021				$ 0			$ 0
TEMPORARY EQUITY, ENDING BALANCE (in Shares) at Jun. 30, 2021				0			0
ENDING BALANCE at Jun. 30, 2021	$ 360,255									$ 0			$ 0			$ 360,732			$ 0		$ (477)
ENDING BALANCE (in Shares) at Jun. 30, 2021										0			60,461,611